Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
January 2013, Dividend declared for fourth quarter of 2012 [Member]
Subsequent Event [Line Items]
Dividends payable	$ 20,196
Dividends payable, per share	$ 0.27
Date of payment of dividends	Feb. 13, 2013
Dividends date of record	Jan. 30, 2013
MSC Washington Sale [Member]
Subsequent Event [Line Items]
Disposal Date	2013-01-02
January 15, 2013, Agreement for the purchase of the secondhand vessel Venetiko (ex. Ace Ireland) [Member]
Subsequent Event [Line Items]
Delivery date	2013-01-30
Price Vessels	22,200
January 25, 2013, Loan drawdown to partly finance the third predelivery installment of Hull S-4024 [Member]
Subsequent Event [Line Items]
Drawdown amount, subsequent	$ 7,640
January 7, 2013, Co-Operation Agreement between Costamare Shipping and V-ships [Member]
Subsequent Event [Line Items]
Number of vessels managed	22
Co-operation agreement expected starting date	April 2013